Shareholder Report, Line Graph (Details) 192145_Brown Advisory - WMC Japan Equity Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)			12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value	$ 10,880	$ 10,000	$ 13,682
TOPIX Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TOPIX Index
Accumulated Value	$ 10,815	$ 10,000	$ 13,722